PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	June 30,	December 31,
	2021	2020

Office Equipment and Fixtures	$94,569	$90,094
Software	8,227	18,374
Auto	47,588	47,004
Total Assets	150,384	155,472
Less accumulated depreciation	(92,676)	(89,769)
Net Assets	$57,708	$65,703

For the six months ended June 30, 2021 and 2020, depreciation expenses were $12,147 and $10,543, respectively.